Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
Share-Based Payment Arrangement [Abstract]
Unvested shares, beginning of period | shares	247,934
Unvested value, beginning of period | $	$ 3,769
Granted, shares | shares	96,104
Granted, value | $	$ 1,671
Vested, shares | shares	(96,104)
Vested, value | $	$ (1,671)
Unvested shares, end of period | shares	247,934
Unvested shares, end of period | $	$ 3,769